Determination of fair value	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Determination of fair value	Determination of fair value
The Group measures financial instruments such as certain financial investments and derivatives at fair value at each balance sheet date.
Level 1: The fair value of financial instruments traded in active markets is based on quoted market prices at the end of the reporting period. The financial instruments included in the level 1 consist mainly in public financial instruments and financial instruments negotiated on active markets (i.e., Stock Exchanges).
Level 2: The fair value of financial instruments that are not traded in active markets is determined using valuation techniques, which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value as instrument are directly or indirectly observable, the instrument is included in level 2. The financial instruments classified as level 2 are composed mainly from private financial instruments and financial instruments negotiated in a secondary market.
Level 3: If one or more of the significant inputs is unobservable, the instrument is included in level 3. This is the case for unlisted equity securities.
Fair values have been assessed for purposes of measurement based on the methods below,
(a) Cash and cash equivalents, Securities purchased under agreements to resell and Securities sold under repurchase agreements
The fair value of cash and cash equivalents, securities purchased under agreements to resell and securities sold under repurchase agreements approximates the carrying amount.
(b) Financial assets (other than derivatives)
The fair value of securities is determined by reference to their closing prices on the date of presentation of the consolidated financial statements. The fair value of loans operations and securities with no market quotation are estimated based on the present value of future cash flows discounted using the observable rates and market rates on the date of presentation.
(c) Derivative financial instruments
Criteria and methodologies for calculating the fair value of derivative financial instruments are described in Note 8.
(d) Other financial assets and liabilities
Fair value, which is determined for disclosure purposes, is calculated based on the present value of the principal and future cash flows, discounted using the observable rates and market rates on the date the financial statements are presented.
Financial instruments not measured at fair value (securities trading and intermediation, accounts receivable and accounts payables) were not disclosed as their carrying amounts approximates their fair values.
Below are the Group financial assets and liabilities by level within the fair value hierarchy. The Group assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels:

	2020
	Level 1	Level 2	Level 3	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	35,549,047	14,040,966	—	49,590,013	49,590,013
Derivative financial instruments	26,535	7,532,898	—	7,559,433	7,559,433
Fair value through other comprehensive income
Securities	19,039,044	—	—	19,039,044	19,039,044
Evaluated at amortized cost
Securities	1,830,031	—	—	1,830,031	1,828,704
Securities purchased under agreements to resell	—	6,627,044	—	6,627,044	6,627,409
Securities trading and intermediation	—	1,051,566	—	1,051,566	1,051,566
Accounts receivable	—	506,359	—	506,359	506,359
Loan operations	—	4,037,954	—	4,037,954	3,918,328
Other financial assets	—	69,971	—	69,971	69,971
Financial liabilities
Fair value through profit or loss
Securities loaned	2,237,442	—	—	2,237,442	2,237,442
Derivative financial instruments	13,221	7,806,143	—	7,819,364	7,819,364
Evaluated at amortized cost
Securities sold under repurchase agreements	—	31,810,893	—	31,810,893	31,839,344
Securities trading and intermediation	—	20,303,121	—	20,303,121	20,303,121
Deposits	—	2,636,085	—	2,636,085	3,021,750
Structured operations certificates	—	2,178,459	—	2,178,459	2,178,459
Borrowings and lease liabilities	—	492,441	—	492,441	492,535
Debentures	—	331,520	—	331,520	335,250
Accounts payables	—	859,550	—	859,550	859,550
Other financial liabilities	—	1,052,174	462,000	1,514,174	1,514,174

	2019
	Level 1	Level 2	Fair Value	Book Value

Financial Assets
Financial assets at Fair value through profit or loss
Securities	20,277,031	2,166,361	22,443,392	22,443,392
Derivative financial instruments	21,809	4,063,195	4,085,004	4,085,004
Fair value through other comprehensive income
Securities	2,616,118	—	2,616,118	2,616,118
Evaluated at amortized cost
Securities	—	3,914,923	3,914,923	2,266,971
Securities purchased under agreements to resell	—	9,490,090	9,490,090	9,490,090
Securities trading and intermediation	—	504,983	504,983	504,983
Accounts receivable	—	462,029	462,029	462,029
Loans operations	—	386	386	386
Other financial assets	—	19,805	19,805	19,805
Financial liabilities
Fair value through profit or loss
Securities loaned	2,021,707	—	2,021,707	2,021,707
Derivative financial instruments	—	3,229,236	3,229,236	3,229,236
Evaluated at amortized cost
Securities sold under repurchase agreements	—	15,638,407	15,638,407	15,638,407
Securities trading and intermediation	—	9,114,546	9,114,546	9,114,546
Deposits	—	70,165	70,165	70,195
Structure operations certificates	—	19,474	19,474	19,474
Borrowings and lease liabilities	—	633,781	633,781	637,484
Debentures	—	836,001	836,001	835,230
Accounts payables	—	266,813	266,813	266,813
Other financial liabilities	—	8,962	8,962	8,962
As of December 31, 2020 the total contingent consideration liability is reported at fair value and is dependent on the profitability of the acquired associate (WHG) and businesses (Flipper and Antecipa).The total contingent consideration is classified within Level 3 of the fair value hierarchy. The contigent consideration liability represents the maximum amount payable under the purchase and sale agreements discounted using a weighted average rate of 5.33% p.a. Change in the discount rate by 100 bps would increase/decrease the fair value by R$14,713. The change in the fair value in the contingent consideration between the acquisition date and December 31, 2020 was not material.
Transfers into and out of fair value hierarchy levels are analysed at the end of each consolidated financial statements. As of December 31, 2020 the Group had no transfers between Level 2 and Level 3.